Total Capital and Net Income (Loss) Per Unit (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Equity [Abstract]
Limited partners' interest in net (loss) for basic net (loss) per common unit (in USD per unit)	$ (3,624,000)	$ (18,508,000)	$ (16,671,000)	$ 7,212,000
Weighted average number of common units (in units)	79,687,499	79,626,819	79,667,384	79,608,587
Dilutive effect of unit-based compensation (in units)	0	0	0	132,669
Common units and common unit equivalents (in units)	79,687,499	79,626,819	79,667,384	79,741,256
• Basic (usd per unit)	$ (0.05)	$ (0.23)	$ (0.21)	$ 0.09
• Diluted (usd per unit)	$ (0.05)	$ (0.23)	$ (0.21)	$ 0.09